Discontinued Operations (Tables)	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Discontinued Operations

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Net sales	$60	$-	$110	$-
(Loss) from operations of discontinued business (1)	(78)	(210)	(161)	(412)
Income tax expense	-	-	-	-
Loss from discontinued operations, net of tax	$(78)	$(210)	$(161)	$(412)

 (1)  Includes $0.1 million of inventory write-down and non-cash asset impairment charges recognized during the six months ended June 30, 2012.